Receivables and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Receivables and Allowance for Credit Losses
Note 2 – Receivables and Allowance for Credit Losses

Our portfolio of receivables is comprised of two portfolio segments, accounts receivable and EIP receivables. Our accounts receivable segment primarily consists of amounts currently due from customers, including service and leased device receivables, other carriers and third-party retail channels.

Based upon customer credit profiles, we classify the EIP receivable segment into two customer classes of “Prime” and “Subprime.” Prime customer receivables are those with lower delinquency risk and Subprime customer receivables are those with higher delinquency risk. Subprime customers may be required to make a down payment on their equipment purchases. In addition, certain customers within the Subprime category are required to pay an advance deposit.

To determine a customer’s credit profile, we use a proprietary credit scoring model that measures the credit quality of a customer at the time of application for wireless communications service using several factors, such as credit bureau information, consumer credit risk scores and service plan characteristics.

The following table summarizes the EIP receivables, including imputed discounts and related allowance for credit losses:

(in millions)	December 31, 2017	December 31, 2016
EIP receivables, gross	$3,960	$3,230
Unamortized imputed discount	(264)	(195)
EIP receivables, net of unamortized imputed discount	3,696	3,035
Allowance for credit losses	(132)	(121)
EIP receivables, net	$3,564	$2,914

Classified on the balance sheet as:
Equipment installment plan receivables, net	$2,290	$1,930
Equipment installment plan receivables due after one year, net	1,274	984
EIP receivables, net	$3,564	$2,914

To determine the appropriate level of the allowance for credit losses, we consider a number of credit quality indicators, including historical credit losses and timely payment experience as well as current collection trends such as write-off frequency and severity, aging of the receivable portfolio, credit quality of the customer base and other qualitative factors such as macro-economic conditions.

We write off account balances if collection efforts are unsuccessful and the receivable balance is deemed uncollectible, based on customer credit quality and the aging of the receivable.

For EIP receivables, subsequent to the initial determination of the imputed discount, we assess the need for and, if necessary, recognize an allowance for credit losses to the extent the amount of estimated probable losses on the gross EIP receivable balances exceed the remaining unamortized imputed discount balances.

The EIP receivables had weighted average effective imputed interest rates of 9.6% and 9.0% as of December 31, 2017 and 2016, respectively.

Activity for the years ended December 31, 2017, 2016, and 2015, in the allowance for credit losses and unamortized imputed discount balances for the accounts receivable and EIP receivable segments were as follows:

	December 31, 2017			December 31, 2016			December 31, 2015
(in millions)	Accounts Receivable Allowance	EIP Receivables Allowance	Total	Accounts Receivable Allowance	EIP Receivables Allowance	Total	Accounts Receivable Allowance	EIP Receivables Allowance	Total
Allowance for credit losses and imputed discount, beginning of period	$102	$316	$418	$116	$333	$449	$83	$448	$531
Bad debt expense	104	284	388	227	250	477	182	365	547
Write-offs, net of recoveries	(120)	(273)	(393)	(241)	(277)	(518)	(149)	(333)	(482)
Change in imputed discount on short-term and long-term EIP receivables	N/A	252	252	N/A	186	186	N/A	(84)	(84)
Impact on the imputed discount from sales of EIP receivables	N/A	(183)	(183)	N/A	(176)	(176)	N/A	(63)	(63)
Allowance for credit losses and imputed discount, end of period	$86	$396	$482	$102	$316	$418	$116	$333	$449

Management considers the aging of receivables to be an important credit indicator. The following table provides delinquency status for the EIP portfolio segment on a gross basis, which we actively monitor as part of our current credit risk management practices and policies:

	December 31, 2017			December 31, 2016
(in millions)	Prime	Subprime	Total EIP Receivables, gross	Prime	Subprime	Total EIP Receivables, gross
Current - 30 days past due	$1,727	$2,133	$3,860	$1,375	$1,735	$3,110
31 - 60 days past due	17	29	46	27	38	65
61 - 90 days past due	6	16	22	7	16	23
More than 90 days past due	8	24	32	10	22	32
Total receivables, gross	$1,758	$2,202	$3,960	$1,419	$1,811	$3,230